Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Feb. 18, 2012	Jun. 30, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	HUDSON CITY BANCORP INC
Entity Central Index Key	0000921847
Document Type	10-K
Document Period End Date	Dec. 31, 2011
Amendment Flag	false
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 3,932,319,891
Entity Common Stock, Shares Outstanding (Actual Number)		527,564,233